Expense Example, No Redemption - Investor A, Investor C and Institutional - BlackRock New Jersey Municipal Bond Fund - Investor C Shares	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 167
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	$ 2,073